UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09837

Investment Company Act File Number

Tax-Managed Multi-Cap Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Growth Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 2.6%
Precision Castparts Corp.	7,300	$1,715,135
Spirit AeroSystems Holdings, Inc., Class A(1)	29,182	1,237,317

		$2,952,452

Banks — 1.1%
Citigroup, Inc.	29,909	$1,273,525

		$1,273,525

Beverages — 3.3%
Anheuser-Busch InBev SA/NV ADR	12,700	$1,598,168
Constellation Brands, Inc., Class A	13,728	2,093,245

		$3,691,413

Biotechnology — 6.2%
Celgene Corp.(1)	25,644	$2,572,606
Gilead Sciences, Inc.	26,792	2,223,736
Incyte Corp.(1)	9,923	700,167
Vertex Pharmaceuticals, Inc.(1)	16,369	1,485,487

		$6,981,996

Building Products — 1.6%
Fortune Brands Home & Security, Inc.	36,553	$1,776,110

		$1,776,110

Capital Markets — 2.2%
Charles Schwab Corp. (The)	58,000	$1,480,740
Credit Suisse Group AG ADR	59,014	1,050,449

		$2,531,189

Chemicals — 3.5%
Celanese Corp., Series A	16,700	$1,063,289
Monsanto Co.	21,739	1,969,553
Praxair, Inc.	8,900	890,000

		$3,922,842

Communications Equipment — 0.8%
Palo Alto Networks, Inc.(1)	6,059	$905,760

		$905,760

Diversified Financial Services — 1.1%
McGraw Hill Financial, Inc.	15,085	$1,282,527

		$1,282,527

Electrical Equipment — 1.4%
AMETEK, Inc.	34,300	$1,613,815

		$1,613,815

Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	5,796	$875,892
Sprouts Farmers Market, Inc.(1)	65,560	1,494,768

		$2,370,660

Food Products — 2.3%
Blue Buffalo Pet Products, Inc.(1)	70,110	$1,193,272
Mondelez International, Inc., Class A	32,354	1,394,458

		$2,587,730

Security	Shares	Value
Health Care Equipment & Supplies — 4.5%
Medtronic PLC	24,352	$1,848,804
Stryker Corp.	20,400	2,022,660
Zimmer Biomet Holdings, Inc.	12,402	1,231,022

		$5,102,486

Health Care Providers & Services — 1.5%
Amsurg Corp.(1)	22,966	$1,680,882

		$1,680,882

Household Durables — 2.6%
Newell Rubbermaid, Inc.	26,580	$1,030,772
Tempur Sealy International, Inc.(1)	30,888	1,863,782

		$2,894,554

Household Products — 0.8%
Colgate-Palmolive Co.	14,200	$958,926

		$958,926

Internet & Catalog Retail — 8.2%
Amazon.com, Inc.(1)	8,529	$5,006,523
Netflix, Inc.(1)	22,400	2,057,216
Priceline Group, Inc. (The)(1)	2,043	2,175,734

		$9,239,473

Internet Software & Services — 11.7%
Alphabet, Inc., Class A(1)	4,500	$3,426,075
Alphabet, Inc., Class C(1)	4,512	3,352,191
Facebook, Inc., Class A(1)	39,392	4,420,176
GrubHub, Inc.(1)	34,816	656,282
Twitter, Inc.(1)	79,863	1,341,698

		$13,196,422

IT Services — 3.9%
Fiserv, Inc.(1)	13,535	$1,279,870
Visa, Inc., Class A	42,000	3,128,580

		$4,408,450

Leisure Products — 1.5%
Brunswick Corp.	41,519	$1,654,532

		$1,654,532

Media — 2.0%
Walt Disney Co. (The)	23,737	$2,274,479

		$2,274,479

Multiline Retail — 1.9%
Dollar General Corp.	29,253	$2,195,730

		$2,195,730

Oil, Gas & Consumable Fuels — 1.0%
EOG Resources, Inc.	15,894	$1,128,792

		$1,128,792

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	15,343	$1,307,991

		$1,307,991

Pharmaceuticals — 5.1%
Allergan PLC(1)	7,417	$2,109,617
Bristol-Myers Squibb Co.	24,081	1,496,875
Perrigo Co. PLC	14,967	2,163,929

		$5,770,421

Security	Shares	Value
Road & Rail — 1.6%
J.B. Hunt Transport Services, Inc.	14,100	$1,025,070
Norfolk Southern Corp.	10,617	748,498

		$1,773,568

Semiconductors & Semiconductor Equipment — 6.8%
Avago Technologies, Ltd.	21,771	$2,911,000
Monolithic Power Systems, Inc.	32,100	2,008,497
NXP Semiconductors NV(1)	22,870	1,710,219
Texas Instruments, Inc.	20,275	1,073,156

		$7,702,872

Software — 5.6%
Adobe Systems, Inc.(1)	24,954	$2,224,150
salesforce.com, inc.(1)	33,800	2,300,428
Tableau Software, Inc., Class A(1)	22,435	1,800,184

		$6,324,762

Specialty Retail — 5.2%
Home Depot, Inc. (The)	19,402	$2,439,995
TJX Cos., Inc. (The)	16,916	1,205,096
Tractor Supply Co.	25,600	2,260,736

		$5,905,827

Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	45,414	$4,420,599
EMC Corp.	44,805	1,109,820

		$5,530,419

Trading Companies & Distributors — 1.7%
United Rentals, Inc.(1)	19,100	$915,081
W.W. Grainger, Inc.	4,895	962,798

		$1,877,879

Total Common Stocks (identified cost $83,265,541)		$112,818,484

Short-Term Investments — 0.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(2)	$345	$344,550

Total Short-Term Investments (identified cost $344,550)		$344,550

Total Investments — 100.1% (identified cost $83,610,091)		$113,163,034

Other Assets, Less Liabilities — (0.1)%		$(58,437)

Net Assets — 100.0%		$113,104,597

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $467.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at January 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$83,629,200

Gross unrealized appreciation	$33,575,833
Gross unrealized depreciation	(4,041,999)

Net unrealized appreciation	$29,533,834

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$112,818,484	*	$—	$—	$112,818,484
Short-Term Investments	—		344,550	—	344,550
Total Investments	$112,818,484		$344,550	$—	$113,163,034

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi-Cap Growth Portfolio

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016